Intangible Assets, Net - Summary of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Less: Accumulated amortization	¥ (8,923)		¥ (8,450)
Intangible assets, net	250	$ 36	723
Computer Software
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	8,393		8,393
License
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 780		¥ 780